UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 28, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (98.4%)
Australia (10.2%)
Beverages
Treasury Wine Estates Ltd.	437,400	$2,591

Chemicals
Incitec Pivot Ltd.	400,015	1,287

Commercial Banks
Australia & New Zealand Banking Group Ltd.	159,766	4,746
National Australia Bank Ltd.	174,595	5,606
		10,352
Construction & Engineering
UGL Ltd.	187,300	1,997

Insurance
AMP Ltd.	609,455	3,306
Suncorp Group Ltd.	152,870	1,881
		5,187
Metals & Mining
BHP Billiton Ltd.	101,285	3,454
Newcrest Mining Ltd.	31,887	666
		4,120
Oil, Gas & Consumable Fuels
Santos Ltd.	299,574	3,877

Professional Services
Seek Ltd.	250,800	2,637

Real Estate Management & Development
Lend Lease Group REIT	224,047	2,380
		34,428
China (9.2%)
Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)	164,000	1,046

Commercial Banks
Bank of China Ltd. H Shares (a)	7,540,000	3,497
China Construction Bank Corp. H Shares (a)	4,502,560	3,677
		7,174
Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)	330,000	691

Food Products
China Mengniu Dairy Co., Ltd. (a)	378,000	1,086
Uni-President China Holdings Ltd. (a)	741,000	849
		1,935

	Shares	Value (000)
Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)	502,300	$1,105

Industrial Conglomerates
Beijing Enterprises Holdings Ltd. (a)	142,000	1,094

Insurance
AIA Group Ltd. (a)	523,200	2,292
China Life Insurance Co., Ltd. H Shares (a)	174,000	451
China Pacific Insurance Group Co., Ltd. H Shares (a)	849,000	2,794
		5,537
Internet Software & Services
Qihoo 360 Technology Co., Ltd. ADR (b)	30,203	895
Tencent Holdings Ltd. (a)	84,000	2,670
		3,565
Oil, Gas & Consumable Fuels
China Coal Energy Co., Ltd. H Shares (a)	423,000	377
China Petroleum & Chemical Corp. H Shares (a)	1,062,000	1,251
China Shenhua Energy Co., Ltd. H Shares (a)	155,000	563
CNOOC Ltd. (a)	419,000	805
		2,996
Pharmaceuticals
Sino Biopharmaceutical (a)	948,000	662

Real Estate Management & Development
China Overseas Grand Oceans Group Ltd. (a)	352,000	465
China Overseas Land & Investment Ltd. (a)	410,000	1,130
		1,595
Specialty Retail
Baoxin Auto Group Ltd. (a)(b)	393,000	304
Belle International Holdings Ltd. (a)	533,000	886
Chow Tai Fook Jewellery Group Ltd. (a)	81,400	111
		1,301
Textiles, Apparel & Luxury Goods
Daphne International Holdings Ltd. (a)	244,000	306
Trinity Ltd. (a)	940,000	481
		787
Wireless Telecommunication Services
China Mobile Ltd. (a)	142,500	1,509
		30,997
Hong Kong (3.9%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	445,000	1,485

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	38,300	652

	Shares	Value (000)
Industrial Conglomerates
Hutchison Whampoa Ltd.	223,000	$2,324

Real Estate Management & Development
Cheung Kong Holdings Ltd.	113,000	1,668
Hongkong Land Holdings Ltd.	247,000	1,830
Kerry Properties Ltd.	34,500	153
Wharf Holdings Ltd.	462,805	4,126
		7,777
Textiles, Apparel & Luxury Goods
Samsonite International SA	416,700	1,042
		13,280
India (4.9%)
Commercial Banks
HDFC Bank Ltd.	237,568	2,734
IndusInd Bank Ltd.	602,371	4,485
		7,219
Construction Materials
ACC Ltd.	101,819	2,172

Media
Zee Entertainment Enterprises Ltd.	768,000	2,974

Tobacco
ITC Ltd.	739,864	4,212
		16,577
Indonesia (4.0%)
Commercial Banks
Bank Tabungan Negara Persero Tbk PT	15,522,327	2,716

Construction Materials
Semen Gresik Persero Tbk PT	391,000	712

Food Products
Indofood Agri Resources Ltd.	1,059,000	1,054
Nippon Indosari Corpindo Tbk PT	779,500	578
		1,632
Multi-line Retail
Matahari Department Store Tbk PT (b)	748,000	847

Oil, Gas & Consumable Fuels
Adaro Energy Tbk PT	2,865,000	386
Harum Energy Tbk PT	1,088,500	538
		924
Pharmaceuticals
Kalbe Farma Tbk PT	6,181,500	789

	Shares	Value (000)
Tempo Scan Pacific Tbk PT	2,227,000	$882
		1,671
Real Estate Management & Development
Lippo Karawaci Tbk PT	8,367,500	1,180

Specialty Retail
Ace Hardware Indonesia Tbk PT	8,027,000	686

Tobacco
Gudang Garam Tbk PT	160,500	808

Wireless Telecommunication Services
Indosat Tbk PT	3,443,500	2,303
		13,479
Japan (39.8%)
Auto Components
Toyota Industries Corp.	82,700	3,026

Automobiles
Honda Motor Co., Ltd.	125,700	4,807
Nissan Motor Co., Ltd.	420,100	4,048
Toyota Motor Corp.	169,100	8,667
Yamaha Motor Co., Ltd.	446,900	6,010
		23,532
Building Products
Asahi Glass Co., Ltd.	293,000	2,026
Daikin Industries Ltd.	28,900	1,132
		3,158
Capital Markets
Daiwa Securities Group, Inc.	721,000	5,071
Nomura Holdings, Inc.	679,600	4,187
		9,258
Chemicals
JSR Corp.	47,300	965
Teijin Ltd.	1,553,000	3,580
		4,545
Commercial Banks
Mizuho Financial Group, Inc.	2,990,800	6,386
Sumitomo Mitsui Financial Group, Inc.	168,300	6,865
Sumitomo Mitsui Trust Holdings, Inc.	1,490,000	7,044
		20,295
Containers & Packaging
Rengo Co., Ltd.	322,000	1,642

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	75,200	3,275

	Shares	Value (000)
Electric Utilities
Kyushu Electric Power Co., Inc. (b)	107,700	$1,096

Electrical Equipment
Sumitomo Electric Industries Ltd.	91,100	1,112

Electronic Equipment, Instruments & Components
Hitachi Ltd.	382,000	2,216
TDK Corp.	24,300	848
		3,064
Household Durables
Sekisui House Ltd.	79,000	1,070

Insurance
Dai-ichi Life Insurance Co., Ltd. (The)	4,003	5,333
T&D Holdings, Inc.	472,200	5,613
		10,946
Machinery
Amada Co., Ltd.	299,000	1,973
FANUC Corp.	5,400	825
NSK Ltd.	134,000	1,015
Sumitomo Heavy Industries Ltd.	809,000	3,188
		7,001
Marine
Mitsui OSK Lines Ltd. (b)	1,304,000	4,280
Nippon Yusen KK	1,113,000	2,850
		7,130
Media
Fuji Media Holdings, Inc.	811	1,404

Metals & Mining
Nippon Steel Sumitomo Metal Corp.	727,000	1,838

Office Electronics
Canon, Inc.	86,000	3,152

Real Estate Management & Development
Mitsubishi Estate Co., Ltd.	213,000	5,998
Mitsui Fudosan Co., Ltd.	109,000	3,094
		9,092
Road & Rail
East Japan Railway Co.	38,800	3,186

Semiconductors & Semiconductor Equipment
Disco Corp.	23,400	1,328
Tokyo Electron Ltd.	71,000	3,009
		4,337

	Shares	Value (000)
Software
Nintendo Co., Ltd.	24,300	$2,620

Specialty Retail
K’s Holdings Corp.	154,300	4,934

Wireless Telecommunication Services
NTT DoCoMo, Inc.	2,199	3,261
		133,974
Korea, Republic of (9.5%)
Air Freight & Logistics
Hyundai Glovis Co., Ltd.	6,963	1,202

Airlines
Korean Air Lines Co., Ltd. (b)	9,772	357

Auto Components
Mando Corp.	2,167	227

Automobiles
Hyundai Motor Co.	16,562	3,327

Chemicals
Cheil Industries, Inc.	1,462	116
LG Chem Ltd.	661	157
		273
Commercial Banks
Shinhan Financial Group Co., Ltd.	19,236	689

Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	39,760	2,369

Diversified Telecommunication Services
KT Corp.	22,110	697
LG Uplus Corp. (b)	72,920	526
		1,223
Electronic Equipment, Instruments & Components
LG Display Co., Ltd. (b)	8,110	235

Food & Staples Retailing
GS Retail Co., Ltd.	24,460	644

Food Products
Orion Corp/Republic of South Korea	806	788

Hotels, Restaurants & Leisure
Hotel Shilla Co., Ltd.	2,293	113
Paradise Co., Ltd.	26,445	504
		617

	Shares	Value (000)
Household Durables
Woongjin Coway Co., Ltd. (b)	27,430	$1,218

Household Products
LG Household & Health Care Ltd.	487	267

Information Technology Services
SK C&C Co., Ltd.	13,556	1,212

Media
Cheil Worldwide, Inc. (b)	37,640	814
SM Entertainment Co. (b)	1,525	64
YG Entertainment, Inc.	6,401	418
		1,296
Personal Products
Able C&C Co., Ltd.	7,378	576

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	7,621	10,343
Samsung Electronics Co., Ltd. (Preference)	2,877	2,245
		12,588
Software
NCSoft Corp.	7,556	1,053
Nexon Co., Ltd.	175,300	1,700
		2,753
		31,861
Laos (1.0%)
Automobiles
Kolao Holdings	132,123	3,242

Malaysia (1.5%)
Commercial Banks
CIMB Group Holdings Bhd	318,500	787

Construction & Engineering
Gamuda Bhd	539,700	720
IJM Corp., Bhd	360,300	641
		1,361
Health Care Providers & Services
IHH Healthcare Bhd (b)	659,500	784

Media
Astro Malaysia Holdings Bhd	609,800	571

Real Estate Management & Development
Mah Sing Group Bhd	761,600	570

	Shares	Value (000)
UEM Land Holdings Bhd (b)	1,000,300	$869
		1,439
		4,942
Philippines (3.9%)
Commercial Banks
BDO Unibank, Inc. (b)	2,009,550	4,419
Rizal Commercial Banking Corp.	304,800	523
		4,942
Diversified Financial Services
Ayala Corp.	132,496	1,838
Metro Pacific Investments Corp.	28,900,000	3,951
STI Education Systems Holdings	24,192,000	593
		6,382
Food & Staples Retailing
Puregold Price Club, Inc.	61,450	60

Industrial Conglomerates
DMCI Holdings, Inc.	575,580	776

Transportation Infrastructure
International Container Terminal Services, Inc.	444,000	1,002
		13,162
Singapore (1.6%)
Commercial Banks
DBS Group Holdings Ltd.	135,000	1,742

Food & Staples Retailing
Olam International Ltd.	995,318	1,380

Industrial Conglomerates
Keppel Corp., Ltd.	53,100	480

Machinery
STX OSV Holdings Ltd.	471,000	463

Real Estate Management & Development
CapitaLand Ltd.	467,000	1,329
		5,394
Taiwan (6.4%)
Chemicals
Formosa Plastics Corp.	184,000	435
Taiwan Fertilizer Co., Ltd.	209,000	498
		933
Commercial Services & Supplies
Cleanaway Co., Ltd.	67,000	502

	Shares	Value (000)
Computers & Peripherals
Asustek Computer, Inc.	172,280	$2,048
Casetek Holdings Ltd. (b)	9,000	43
		2,091
Construction Materials
Taiwan Cement Corp.	995,000	1,224

Diversified Consumer Services
Lung Yen Life Service Corp.	214,000	741

Diversified Financial Services
Chailease Holding Co., Ltd.	399,000	1,107
Chailease Holding Co., Ltd. GDR (b)	35,900	499
		1,606
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	807,860	2,234
Synnex Technology International Corp.	250,000	452
		2,686
Food Products
Uni-President Enterprises Corp.	2,420,059	4,589

Health Care Providers & Services
CHC Healthcare Group	46,000	181

Hotels, Restaurants & Leisure
Gourmet Master Co., Ltd.	1,000	5
Wowprime Corp.	33,000	467
		472
Insurance
China Life Insurance Co., Ltd. (b)	1,063,066	1,056

Real Estate Management & Development
Ruentex Development Co., Ltd.	111,000	226

Semiconductors & Semiconductor Equipment
MediaTek, Inc.	53,000	603
MStar Semiconductor, Inc.	132,000	1,066
Taiwan Semiconductor Manufacturing Co., Ltd.	1,026,592	3,433
		5,102
		21,409
Thailand (2.5%)
Commercial Banks
Bangkok Bank PCL NVDR	183,300	1,390
Bank of Ayudhya PCL (Foreign)	1,160,700	1,387
		2,777
Food Products
Thai Union Frozen Products PCL	412,100	893

	Shares	Value (000)
Thai Union Frozen Products PCL NVDR	122,500	$266
		1,159
Hotels, Restaurants & Leisure
Minor International PCL	600,300	502
Minor International PCL NVDR	150,200	123
		625
Oil, Gas & Consumable Fuels
Banpu PCL	88,450	1,139

Real Estate Management & Development
Land and Houses PCL NVDR	2,468,900	1,079
Supalai PCL	1,086,600	772
		1,851
Wireless Telecommunication Services
Total Access Communication PCL NVDR	231,000	747
		8,298
Total Common Stocks (Cost $281,203)		331,043

	No. of Warrants
Warrants (0.0%)
Malaysia
Real Estate Management & Development
Mah Sing Group Bhd, expires 3/18/18 (c) (Cost $—)	114,240	17

	Shares
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $3,632)	3,632,211	3,632
Total Investments (99.5%) (Cost $284,835) (e)+		334,692
Other Assets in Excess of Liabilities (0.5%)		1,708
Net Assets (100.0%)		$336,400

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At March 28, 2013, the Fund held fair valued securities valued at approximately $17,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(e)	Securities are available for collateral in connection with purchase of open foreign currency exchange contract.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $284,835,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $49,857,000 of which approximately $63,137,000 related to appreciated securities and approximately $13,280,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Foreign Currency Exchange Contracts:

The Fund had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized (Depreciation) (000)
State Street Bank and Trust Co.	JPY	115,777	$1,230	4/18/13	USD	1,202	$1,202	$(28)

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • March 28, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$1,202	$—	$—	$1,202
Airlines	357	—	—	357
Auto Components	3,253	—	—	3,253
Automobiles	30,101	—	—	30,101
Beverages	3,637	—	—	3,637
Building Products	3,158	—	—	3,158
Capital Markets	9,258	—	—	9,258
Chemicals	7,038	—	—	7,038
Commercial Banks	55,693	4,485	—	60,178
Commercial Services & Supplies	502	—	—	502
Computers & Peripherals	2,091	—	—	2,091
Construction & Engineering	5,727	—	—	5,727
Construction Materials	4,108	—	—	4,108
Containers & Packaging	1,642	—	—	1,642
Diversified Consumer Services	741	—	—	741
Diversified Financial Services	8,640	—	—	8,640
Diversified Telecommunication Services	4,498	—	—	4,498
Electric Utilities	1,096	—	—	1,096
Electrical Equipment	1,112	—	—	1,112
Electronic Equipment, Instruments & Components	5,985	—	—	5,985
Energy Equipment & Services	691	—	—	691
Food & Staples Retailing	2,084	—	—	2,084
Food Products	9,210	893	—	10,103
Health Care Providers & Services	2,070	—	—	2,070
Hotels, Restaurants & Leisure	1,714	—	—	1,714
Household Durables	2,288	—	—	2,288
Household Products	267	—	—	267
Industrial Conglomerates	4,674	—	—	4,674
Information Technology Services	1,212	—	—	1,212
Insurance	22,726	—	—	22,726
Internet Software & Services	3,565	—	—	3,565
Machinery	7,464	—	—	7,464
Marine	7,130	—	—	7,130
Media	6,245	—	—	6,245
Metals & Mining	5,958	—	—	5,958
Multi-line Retail	847	—	—	847
Office Electronics	3,152	—	—	3,152
Oil, Gas & Consumable Fuels	7,797	1,139	—	8,936
Personal Products	576	—	—	576
Pharmaceuticals	2,333	—	—	2,333
Professional Services	2,637	—	—	2,637
Real Estate Management & Development	26,097	772	—	26,869
Road & Rail	3,186	—	—	3,186
Semiconductors & Semiconductor Equipment	22,027	—	—	22,027
Software	5,373	—	—	5,373
Specialty Retail	6,921	—	—	6,921
Textiles, Apparel & Luxury Goods	1,829	—	—	1,829
Tobacco	5,020	—	—	5,020
Transportation Infrastructure	1,002	—	—	1,002
Wireless Telecommunication Services	7,820	—	—	7,820
Total Common Stocks	323,754	7,289	—	331,043
Warrants	17	—	—	17
Short-Term Investment - Investment Company	3,632	—	—	3,632
Total Assets	327,403	7,289	—	334,692
Liabilities:
Foreign Currency Exchange Contracts	—	(28)	—	(28)
Total	$327,403	$7,261	$—	$334,664

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, securities with a total value of approximately $303,160,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

As of March 28, 2013, a security with a total value of approximately $2,032,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2012 were valued using other significant observable inputs at March 28, 2013 which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013